UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2004

SPZ-QTLY-0105

1.810673.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
Arizona - 77.3%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(d)	$ 1,375,000	$ 1,375,000
Arizona School Facilities Board Ctfs. of Prtn.:
Bonds Series A, 4.5% 9/1/05 (MBIA Insured)	2,155,000	2,194,518
Participating VRDN Series RF 04 2, 1.75% (Liquidity Facility Bank of New York, New York) (b)(e)	1,400,000	1,400,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN:
Series MS 00 497, 1.71% (Liquidity Facility Morgan Stanley) (b)(e)	1,062,000	1,062,000
Series Putters 483, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	1,500,000	1,500,000
Series Putters 484, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500,000	1,500,000
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200,000	1,200,000
Series ROC II R174, 1.72% (Liquidity Facility Citibank NA) (b)(e)	2,600,000	2,600,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,600,000	1,600,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,285,000	1,285,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.74%, LOC Bank of America NA, VRDN (b)(d)	2,255,000	2,255,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.8%, LOC Key Bank NA, VRDN (b)(d)	2,345,000	2,345,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.55%, tender 3/1/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(d)	2,700,000	2,700,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.8%, LOC Key Bank NA, VRDN (b)(d)	2,300,000	2,300,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(d)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.95% tender 1/7/05, CP mode (d)	$ 1,600,000	$ 1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.77%, LOC Fannie Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.72%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (b)(d)	3,100,000	3,100,000
(San Martin Apts. Proj.) Series A1, 1.72%, LOC Fannie Mae, VRDN (b)(d)	2,700,000	2,700,000
(San Miguel Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (b)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (b)(d)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 707, 1.8% (Liquidity Facility Morgan Stanley) (b)(d)(e)	1,300,000	1,300,000
Series Merlots 01 A126, 1.79% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	840,000	840,000
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series B, 1.64% (MBIA Insured), VRDN (b)	2,000,000	2,000,000
Phoenix Arpt. Rev. 1.82% 12/10/04, LOC Bank of America NA, CP (d)	1,600,000	1,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.79% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 1.72% (Liquidity Facility Citibank NA, New York) (b)(e)	1,300,000	1,300,000
Series 1995, 1.69%, LOC Landesbank Hessen-Thuringen, VRDN (b)(d)	6,000,000	6,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B:
1.35% 1/5/05, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	2,000,000	2,000,000
1.5% 3/10/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	1,300,000	1,300,000
1.75% 3/3/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (b)	$ 1,000,000	$ 1,000,000
(Westward Ho Apts. Proj.):
Series 2003 A, 1.78%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,000,000	2,000,000
Series 2003 B, 1.78%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(d)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.68%, LOC JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.85%, LOC Wachovia Bank NA, VRDN (b)(d)	900,000	900,000
(Laura Dozer Ctr. Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (b)	1,100,000	1,100,000
(Phoenix Expansion Proj.) 1.93%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,390,000	2,390,000
(Plastican Proj.) Series 1997, 1.74%, LOC Fleet Bank NA, VRDN (b)(d)	2,965,000	2,965,000
(Swift Aviation Svcs., Inc. Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	5,545,000	5,545,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.79% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	345,000	345,000
Series PT 1082, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,060,000	1,060,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.72%, LOC JPMorgan Chase Bank, VRDN (b)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 1.72%, LOC Fannie Mae, VRDN (b)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.82% (Liquidity Facility Bank of New York, New York) (b)(d)(e)	3,490,000	3,490,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,200,000	1,200,000
Series ROC II R1002, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,295,000	1,295,000
Series ROC II R1003, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,290,000	1,290,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series SG 03 160, 1.71% (Liquidity Facility Societe Generale) (b)(e)	$ 1,390,000	$ 1,390,000
Series 97B, 1.83% 3/11/05, CP	1,500,000	1,500,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 1.7% (FGIC Insured), VRDN (b)	1,600,000	1,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.69%, LOC Bank of America NA, VRDN (b)	5,210,000	5,210,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,400,000	1,400,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.83%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(d)	1,000,000	1,000,000
		124,646,193
Puerto Rico - 8.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PA 774R, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,810,000	3,810,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 561, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,500,000	1,500,000
Series PA 778R, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,625,000	4,625,000
Series SGA 43, 1.67% (Liquidity Facility Societe Generale) (b)(e)	1,000,000	1,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Bristol-Myers Squibb Co. Proj.) 1.68%, VRDN (b)(d)	1,900,000	1,900,000
		12,835,000
Municipal Securities - continued
	Principal Amount	Value
Other - 13.8%
Fidelity Municipal Cash Central Fund, 1.71% (a)(c)	$ 22,185,633	$ 22,185,633
TOTAL INVESTMENT PORTFOLIO - 99.1%		159,666,826
NET OTHER ASSETS - 0.9%		1,496,749
NET ASSETS - 100%		$ 161,163,575
Total Cost for Federal Income Tax Purposes $ 159,666,826
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Money Market Fund

November 30, 2004

TEM-QTLY-0105

1.810714.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 20, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	$ 18,190	$ 18,190
Alabama Gen. Oblig. Participating VRDN Series MS 668, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	6,623	6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.81%, LOC Southtrust Bank NA, VRDN (c)(f)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1.72%, LOC Southtrust Bank NA, VRDN (c)	2,540	2,540
(Liberty Square Apts. Proj.) Series C, 1.81%, LOC Southtrust Bank NA, VRDN (c)(f)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 1.76%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)(h)	15,655	15,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.79%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (c)(g)	20,280	20,280
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1.71%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	4,875	4,875
Series EGL 02 6009, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	4,100	4,100
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 1.77%, VRDN (c)(f)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.78%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.76%, VRDN (c)(f)	17,000	17,000
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.74%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	400	400
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.83%, LOC Key Bank NA, VRDN (c)(f)	3,765	3,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Houston County Health Care Auth. Rev.:
Bonds Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	$ 10,195	$ 10,195
Participating VRDN Series PT 880, 1.71% (Liquidity Facility Danske Bank AS) (c)(g)	13,630	13,630
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.78%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	5,000	5,000
Series PT 1838, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,625	10,625
Series PT 849, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,495	12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	4,000	4,000
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.77%, VRDN (c)(f)	5,300	5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.81%, LOC Southtrust Bank NA, VRDN (c)(f)	1,215	1,215
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.81%, LOC Bank of America NA, VRDN (c)(f)	1,400	1,400
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,790	4,790
		244,778
Alaska - 1.6%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	20,965	20,965
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Merlots 99 D, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	12,900	12,900
Series A, 1.75% (FSA Insured), VRDN (c)(f)	113,000	113,000
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 1861, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,820	11,820
Series PT 862, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 7,500	$ 7,500
Series ROC II R138, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	8,015	8,015
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.75% (BP PLC Guaranteed), VRDN (c)(f)	20,700	20,700
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.8%, tender 6/1/05 (c)	26,000	26,000
Series 1994 B, 1.8%, tender 6/1/05 (c)	18,375	18,375
Series 1994 C, 1.8%, tender 6/1/05 (c)	4,725	4,725
		253,995
Arizona - 1.0%
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 484, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	24,115	24,115
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,750	3,750
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.95% tender 1/7/05, CP mode (f)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	10,500	10,500
(San Lucas Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	6,850	6,850
(San Martin Apts. Proj.) Series A2, 1.72%, LOC Fannie Mae, VRDN (c)(f)	4,460	4,460
(San Miguel Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Sands Apts. Proj.) Series 2001 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,410	3,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.75% 3/3/05, LOC Dexia Cr. Local de France, CP	$ 7,900	$ 7,900
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,425	4,425
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.85%, LOC Wachovia Bank NA, VRDN (c)(f)	1,270	1,270
(Plastican Proj.) Series 1997, 1.74%, LOC Fleet Bank NA, VRDN (c)(f)	3,275	3,275
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	805	805
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.82% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	10,550	10,550
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R1002, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	14,190	14,190
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.75% tender 2/11/05, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.83%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	2,290	2,290
		165,290
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.76%, LOC Bank of America NA, VRDN (c)(f)	2,650	2,650
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	6,595	6,595
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	24,000	24,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 1.79%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.8% (Liquidity Facility Morgan Stanley) (c)(f)(g)	37,810	37,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.82%, LOC Fortis Banque SA, VRDN (c)(f)	$ 9,500	$ 9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.76%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)	11,500	11,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.85%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	2,080	2,080
		107,835
California - 4.5%
Access to Lns. for Learning Student Ln. Corp. Rev. Series II A8, 1.72%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	22,150	22,150
California Gen. Oblig.:
Participating VRDN Series LB 04 L71J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	46,700	46,700
RAN 3% 6/30/05	519,200	522,950
1.82% 12/7/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	11,850	11,850
1.82% 12/9/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	9,572	9,572
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	48,900	48,900
Series PT 998, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	24,900	24,900
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.68%, VRDN (c)	22,700	22,700
Southern California Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,710	2,710
		712,432
Colorado - 3.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,905	5,905
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 7,455	$ 7,455
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.8%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. Participating VRDN:
Series LB 04 L48J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)(h)	16,100	16,100
Series LB 04 L49J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	18,745	18,745
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity Leavenworth Proj.) Series B, 1.23%, tender 12/1/04 (c)	16,225	16,225
Participating VRDN:
Series MT 23, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (c)(g)	21,255	21,255
Series PA 02 1094, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.81%, LOC JPMorgan Chase Bank, VRDN (c)	16,700	16,700
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	920	920
Series FRRI 00 A3, 1.9% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	540	540
Series FRRI 00 A4, 1.85% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	1,035	1,035
Series FRRI L37J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,800	9,800
Series FRRI L9, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	1,340	1,340
Series LB 03 L31J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,500	9,500
Series LB 04 F12, 1.85% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,975	7,975
Series LB 04 F13, 1.82% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,475	7,475
Series Merlots 01 A20, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,025	3,025
Series PT 1373, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,275	3,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.: - continued
Participating VRDN:
Series PT 557, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 1,030	$ 1,030
Series Putters 120, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,750	2,750
Series Putters 251, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,380	2,380
Series 2003 A2 Class I, 1.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	21,300	21,300
Series 2003 B3, 1.75% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(f)	17,000	17,000
Series 2004 B2 Class I, 1.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	16,000	16,000
Series C2 Class I, 1.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	15,000	15,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGB 28, 1.72% (Liquidity Facility Societe Generale) (c)(g)	11,480	11,480
Series TOC 04 E, 1.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	11,650	11,650
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 1.71% (AMBAC Insured), VRDN (c)(f)	10,955	10,955
Series 1989 A, 1.73% (AMBAC Insured), VRDN (c)(f)	14,000	14,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.8% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	5,000	5,000
Series Merlots 97 Q, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	6,600	6,600
Series PA 762, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PA 764R, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 2112, 1.76% (Liquidity Facility WestLB AG) (c)(f)(g)	2,500	2,500
Series PT 782, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,515	5,515
Series RF 02 E14, 1.82% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	44,350	44,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series Stars 104, 1.72% (Liquidity Facility BNP Paribas SA) (c)(g)	$ 5,590	$ 5,590
Series 2000 B, 1.78% (MBIA Insured), VRDN (c)(f)	49,000	49,000
Series 2004 A, 1.72% (CIFG North America Insured), VRDN (c)(f)	20,000	20,000
Denver City & County Board Wtr. Rev. Participating VRDN Series PT 1872, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,840	7,840
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.78%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,315	9,315
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	915	915
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
(Timberleaf Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 1.83%, LOC Wachovia Bank NA, VRDN (c)(f)	2,235	2,235
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 1.82%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,505	7,505
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	2,955	2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.78%, VRDN (c)	13,000	13,000
Weld County School District #6, Greely Participating VRDN Series PT 1918, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,620	4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.8%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		537,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 1.72% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	$ 107,200	$ 107,200
Westbrook Gen. Oblig. BAN 2% 12/1/04	8,800	8,800
		116,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.98%, VRDN (c)(f)	3,550	3,550
Series 1993 C, 1.9%, VRDN (c)	4,300	4,300
Series 1994, 1.98%, VRDN (c)(f)	11,200	11,200
Series 1999 A, 1.92%, VRDN (c)	6,730	6,730
Series 1999 B, 1.97%, VRDN (c)(f)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	11,850	11,850
Series FRRI 02 L8, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,945	6,945
		53,575
District Of Columbia - 2.4%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,700	3,700
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 1931, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	19,400	19,400
Series ROC II 99 10, 1.72% (Liquidity Facility Citibank NA) (c)(g)	5,905	5,905
TRAN 3.5% 9/30/05	150,700	152,459
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 1.77% (Liquidity Facility Morgan Stanley) (c)(g)	18,245	18,245
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 1.84%, LOC Bank of America NA, VRDN (c)(f)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	8,675	8,675
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.82% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.84%, LOC Branch Banking And Trust Co., VRDN (c)(f)	$ 7,450	$ 7,450
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	8,660	8,660
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,140	5,140
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	12,300	12,300
Series ROC II 99 5, 1.72% (Liquidity Facility Citibank NA) (c)(g)	9,505	9,505
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev.:
Bonds Series 1999 A, 1.91% tender 3/1/05, LOC Bank of America NA, CP mode (f)	16,800	16,800
Series 1999 B, 2.1% 5/20/05, LOC Bank of America NA, CP (f)	7,800	7,800
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series MT 13, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,750	2,750
Series PT 1991, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,240	3,240
Series PT 736, 1.76% (Liquidity Facility Danske Bank AS) (c)(f)(g)	4,645	4,645
Series Putters 404, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,065	1,065
Series ROC II R195, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	5,995	5,995
1.71% (FSA Insured), VRDN (c)(f)	66,945	66,945
		373,749
Florida - 3.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	9,440	9,440
Broward County Arpt. Sys. Rev. Participating VRDN Series Stars 93, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	12,190	12,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.73%, LOC Fannie Mae, VRDN (c)(f)	$ 16,230	$ 16,230
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,210	5,210
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.82% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	7,250	7,250
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	4,000	4,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2030, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	14,230	14,230
Florida Board of Ed. Pub. Ed. Participating VRDN Series Putters 473, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,000	7,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	3,800	3,800
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Avalon Reserve Apts. Proj.) Series 2003 R1, 1.73%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 1.73%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 1944, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	14,385	14,385
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 1.73%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. Participating VRDN Series MT 8, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	21,275	21,275
Hillsborough County School Board Ctfs. of Prtn. Participating VRDN Series PT 1694, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	14,315	14,315
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 F, 1.89% tender 3/3/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	12,000	12,000
Participating VRDN Series Merlots 00 FF, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,660	4,660
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994:
1.7% tender 12/9/04, CP mode	16,750	16,750
1.75% tender 2/9/05, CP mode	20,000	20,000
(Florida Pwr. & Lt. Co. Proj.) 1.7%, VRDN (c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Arpt. Rev. Participating VRDN Series PT 2269, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 1,305	$ 1,305
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 1.7% (Liquidity Facility Suntrust Bank), VRDN (c)	13,500	13,500
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	12,300	12,300
Miami-Dade County Aviation Rev. Participating VRDN:
Series 2003 L22J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,445	9,445
Series LB 04 L72J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	39,600	39,600
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 2097, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,750	2,750
Series SG 176, 1.7% (Liquidity Facility Societe Generale) (c)(g)	19,000	19,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 884, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,600	5,600
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2106, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,300	4,300
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 1.73%, LOC Fannie Mae, VRDN (c)(f)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.79%, LOC Nat'l. City Bank, VRDN (c)(f)	1,100	1,100
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,700	9,700
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.73%, LOC Fannie Mae, VRDN (c)(f)	3,700	3,700
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PT 2239, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,235	6,235
Series PT 993, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,335	3,335
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.73%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 1.4%, tender 12/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)	$ 23,850	$ 23,850
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,450	6,450
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.73%, VRDN (c)(f)	58,785	58,785
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 1.88% 3/10/05 (FGIC Insured), CP (f)	11,300	11,300
Series A, 1.75% 3/4/05 (AMBAC Insured) (FGIC Insured), CP	50,000	50,000
Series D, 1.78% 3/4/05 (FGIC Insured) (AMBAC Insured), CP	29,930	29,930
Series G:
1.84% 3/11/05 (FGIC Insured), CP (f)	16,020	16,020
1.87% 2/14/05 (FGIC Insured), CP (f)	8,505	8,505
Tampa Bay Wtr. Util. Sys. Rev. 1.74%, LOC Bank of America NA, VRDN (c)(f)	51,400	51,400
		611,095
Georgia - 4.2%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,000	5,000
Series MS 00 313, 1.8% (Liquidity Facility Morgan Stanley) (c)(f)(g)	4,090	4,090
Series MS 00 375, 1.75% (Liquidity Facility Morgan Stanley) (c)(g)	14,345	14,345
Series MT 43, 1.76% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	7,530	7,530
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 1.71% (Liquidity Facility Societe Generale) (c)(g)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	4,475	4,475
(Brentwood Creek Apts. Proj.) Series 1999, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	4,425	4,425
(Carver Redev. Partnership I LP Proj.):
Series 2000, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	2,990	2,990
1.74%, LOC Suntrust Bank, VRDN (c)(f)	6,500	6,500
(Collegetown at Harris Homes Phase I Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	5,650	5,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Peaks at West Atlanta Proj.) Series 2001, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	$ 5,000	$ 5,000
(Villages of Cascade Proj.) Series 1997 A, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	6,430	6,430
1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 1.77% (Liquidity Facility Bank of America NA) (c)(g)	4,520	4,520
Series EGL 04 2014 Class A, 1.72% (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Series PT 2373, 1.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	19,990	19,990
Series ROC II R302, 1.72% (Liquidity Facility Citibank NA) (c)(g)	13,535	13,535
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 1.75%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	5,000	5,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.79%, VRDN (c)(f)	17,000	17,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	15,210	15,210
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.74%, LOC Danske Bank AS, VRDN (c)(f)	5,500	5,500
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	20,900	20,900
Series 2000 C, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	20,000	20,000
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1.81%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	750	750
Cobb County School District Participating VRDN Series LB 04 L69, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	40,200	40,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	$ 6,400	$ 6,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.73%, LOC Bank of America NA, VRDN (c)(f)	10,700	10,700
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.81%, LOC Comerica Bank, Texas, VRDN (c)(f)	2,000	2,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,575	3,575
(Wesley Club Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	6,000	6,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.72%, LOC Southtrust Bank NA, VRDN (c)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT 504, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,770	6,770
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.):
Series 1985 A, 1.8% tender 12/1/04, LOC JPMorgan Chase Bank, CP mode	5,020	5,020
Series 1985 B, 1.8% tender 12/1/04, LOC JPMorgan Chase Bank, CP mode	54,800	54,800
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,595	4,595
Series PT 1821, 1.71% (Liquidity Facility WestLB AG) (c)(g)	9,335	9,335
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,400	3,400
(Mayor's Point Term. Proj.) Series 1992, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	1,600	1,600
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 1.72% (Liquidity Facility Citibank NA) (c)(g)	9,250	9,250
Series Stars 87, 1.71% (Liquidity Facility BNP Paribas SA) (c)(g)	16,175	16,175
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.74%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	6,260	6,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	$ 8,000	$ 8,000
(Herrington Woods Apt. Proj.) Series 1996 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	13,535	13,535
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.74%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	2,400	2,400
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	16,055	16,055
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.74%, LOC Bank of America NA, VRDN (c)(f)	5,300	5,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 312, 1.69% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	10,525	10,525
Series SG 57, 1.71% (Liquidity Facility Societe Generale) (c)(g)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	2,600	2,600
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.72%, LOC Bank of America NA, VRDN (c)(f)	6,550	6,550
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.81%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,910	1,910
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 1.74%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
(Walton Centennial Proj.) Series A, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.74%, VRDN (c)(f)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Savannah Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Live Oak Plantation Proj.) Series 2001 A1, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	$ 2,500	$ 2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.76%, LOC Wachovia Bank NA, VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,400	3,400
		670,045
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	11,185	11,185
Series PA 765, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 830, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,215	2,215
Series ROC II R59, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,370	6,370
Series PA 1224, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,330	2,330
Series PA 1244, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,500	2,500
Series PA 795R, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	$ 6,470	$ 6,470
Series MS 738, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	11,820	11,820
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,455	3,455
Series PT 35, 1.78% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	840	840
Honolulu City & County Multi-family housing Rev. (Moanalua HIllside Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	46,500	46,500
		115,075
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN:
Series PA 145A, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	701	701
Series PT 1152, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,375	2,375
Series PT 247, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,665	1,665
Series 2003 D, 1.75% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	15,000	15,000
Series 2003 E, 1.75% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,250	8,250
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	970	970
		28,961
Illinois - 6.5%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.76%, LOC Fannie Mae, VRDN (c)(f)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.8%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	35,400	35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.77% (Liquidity Facility Bank of America NA) (c)(g)	18,690	18,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series EGL 01 1309, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	$ 11,205	$ 11,205
Series Merlots 01 A47, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	6,070	6,070
Series Merlots 97 E, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	8,700	8,700
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	9,900	9,900
Series EGL 98 1302, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	11,600	11,600
Series MT 15, 1.71% (Liquidity Facility BNP Paribas SA) (c)(g)	7,990	7,990
Series PT 2354, 1.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	7,915	7,915
Series PT 2356, 1.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	9,585	9,585
Series Putters 510, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,320	5,320
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,810	3,810
(MRC Polymers, Inc. Proj.) Series 2001, 1.73%, LOC Lasalle Bank NA, VRDN (c)(f)	6,055	6,055
Chicago Midway Arpt. Rev. Series 1998 A, 1.71% (MBIA Insured), VRDN (c)(f)	18,100	18,100
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)(h)	4,995	4,995
Participating VRDN:
Series BA 99 X2, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	32,670	32,670
Series BA 99 X1, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	14,995	14,995
Series Merlots 01 A85, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,745	5,745
Series PA 1198, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,425	3,425
Series PA 1199, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,000	7,000
Series PA 1200, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,250	2,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series PT 755, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 7,000	$ 7,000
Series PT 756, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,990	7,990
Series Putters 253, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,995	9,995
Series Putters 368Z, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,850	10,850
Series Putters 370, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,995	4,995
Series Putters 383, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,995	4,995
Series Putters 496, 1.74% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)(g)	5,585	5,585
Series ROC II R69, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	18,070	18,070
Series ROC II R70, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.75%, LOC Lasalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,195	4,195
Series PT 2041, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,830	7,830
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	680	680
Series FRRI 02 L24J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	1,515	1,515
Series Merlots 00 A31, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	100	100
Chicago Wastewtr. Transmission Rev.:
Participating VRDN Series Merlots 01 A125, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,975	4,975
Series 2004 A, 1.71% (MBIA Insured), VRDN (c)	90,000	90,000
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 1.77% (Liquidity Facility Bank of America NA) (c)(g)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN: - continued
Series Merlots 00 TT, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 18,785	$ 18,785
Series Merlots 97 V, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.76%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series 2003 7, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	8,995	8,995
Cook County Gen. Oblig. Participating VRDN Series PA 591, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,300	5,300
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.83%, LOC Lasalle Bank NA, VRDN (c)(f)	5,200	5,200
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	5,425	5,425
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,020	4,020
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.78% tender 2/11/05, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 1.9%, LOC M&I Marshall & Ilsley Bank, VRDN (c)(f)	3,590	3,590
(Delta-Unibus Corp. Proj.) Series 2001, 1.79%, LOC Bank of America NA, VRDN (c)(f)	3,400	3,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	2,797	2,797
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,975	4,975
(Yale-South Haven Proj.) Series 1994, 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,050	1,050
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 1.74%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
1.74%, LOC Wachovia Bank NA, VRDN (c)(f)	16,000	16,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 1.73% (MBIA Insured), VRDN (c)(f)	9,860	9,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 9,040	$ 9,040
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	9,100	9,100
Series EGL 02 6025, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	9,900	9,900
Series MSTC 01 148, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	12,435	12,435
Series PT 1882, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,925	9,925
Series PT 379, 1.71% (Liquidity Facility DEPFA BANK PLC) (c)(g)	10,465	10,465
Series PT 871, 1.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	4,000	4,000
Series Putters 02 321, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	14,540	14,540
Series ROC II R4536, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,195	5,195
Illinois Health Facilities Auth. Rev.:
Bonds:
(Evanston Northwestern Health Care Corp.) 1.88% tender 1/27/05, CP mode	35,000	35,000
Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	10,030	10,030
Participating VRDN:
Series PA 848R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,190	5,190
Series PT 763, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	20,195	20,195
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.85%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	8,930	8,930
Series Merlots 02 A23, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	10,810	10,810
Series Merlots 02 A24, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,980	4,980
Series Merlots 02 A41, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	8,525	8,525
Series MSTC 9044, 1.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series PT 2394, 1.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	$ 24,975	$ 24,975
Series PT 2398, 1.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	26,255	26,255
Series SG 3, 1.73% (Liquidity Facility Societe Generale) (c)(g)	4,000	4,000
Series SGB 19, 1.72% (Liquidity Facility Societe Generale) (c)(g)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	5,000	5,000
Series PT 1929, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,645	7,645
Series ROC II R4542, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,015	5,015
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 1.73%, LOC Bank of America NA, VRDN (c)(f)	24,000	24,000
Series 1998 A, 1.72% (MBIA Insured), VRDN (c)(f)	1,450	1,450
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.72%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,520	5,520
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	4,600	4,600
Series Putters 269, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,660	2,660
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,790	3,790
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.75%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Rosemont Gen. Oblig. Participating VRDN Series PT 2039, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,350	$ 5,350
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series Merlots 04 C33, 1.72% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,900	4,900
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (c)(g)(h)	3,165	3,165
Participating VRDN Series Merlots 00 S, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,500	3,500
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.84%, LOC Bank of America NA, VRDN (c)(f)	4,848	4,848
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) 1.75% (BP PLC Guaranteed), VRDN (c)(f)	5,700	5,700
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 1.75%, LOC Lasalle Bank NA, VRDN (c)(f)	13,070	13,070
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,700	5,700
		1,031,465
Indiana - 1.4%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.73%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	6,085	6,085
Carmel Clay Parks Bldg. Corp. Participating VRDN Series Putters 539, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,825	5,825
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,600	3,600
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.75%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	8,104	8,104
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.72%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,090	2,090
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.84%, LOC Deutsche Bank AG, VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.75%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	$ 3,175	$ 3,175
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(PSI Energy Proj.) Series A, 1.73%, LOC Barclays Bank PLC, VRDN (c)(f)	11,000	11,000
(Republic Svcs., Inc. Proj.) Series 2001, 1.72%, LOC Suntrust Bank, VRDN (c)(f)	6,200	6,200
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.72%, LOC Suntrust Bank, VRDN (c)(f)	6,100	6,100
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Health Facility Fing. Auth. Rev.:
Participating VRDN Series PA 972, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,400	7,400
(The Board of Trustees Major Hosp. Proj.) 1.73%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds Series E2, 1.25% 1/6/05 (f)	14,470	14,470
Participating VRDN:
Series Merlots 00 B6, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	345	345
Series Merlots 01 A2, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,375	1,375
Series Merlots 97 H, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,940	5,940
Series ROC II R99, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	4,900	4,900
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,915	5,915
Series Putters 479, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(g)	7,495	7,495
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 1.75%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 1.73%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	$ 6,300	$ 6,300
(US LLC Proj.) Series 1996, 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	410	410
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,705	5,705
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.87%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	1,000	1,000
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.79%, LOC Bank of America NA, VRDN (c)(f)	1,400	1,400
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1.71%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Series 1999 A, 1.71%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1.71%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,600	6,600
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.79%, LOC Nat'l. City Bank, Indiana, VRDN (c)(f)	5,555	5,555
		226,589
Iowa - 0.8%
Iowa Fin. Auth. Participating VRDN:
Series 2003 L21J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	10,080	10,080
Series LB 04 L33J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	12,245	12,245
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.72%, LOC KBC Bank NV, VRDN (c)	9,075	9,075
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.79%, LOC Bank of America NA, VRDN (c)(f)	2,700	2,700
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	1,175	1,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series ROC II R74, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	$ 3,535	$ 3,535
Iowa Gen. Oblig. TRAN 3% 6/30/05	87,600	88,189
		126,999
Kansas - 0.4%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	12,600	12,600
Series 1985 C2, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.74%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN:
Series EGL 00 1601, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	5,000	5,000
Series EGL 04 1005, 1.72% (Liquidity Facility Citibank NA) (c)(g)	3,800	3,800
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 1.73%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.73%, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
Sedgwick & Shawnee Counties Participating VRDN Series PT 674, 1.78% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	3,310	3,310
		61,610
Kentucky - 2.2%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	42,800	42,800
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.74% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.74% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	24,050	24,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.): - continued
Series 1993 B, 1.74% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 8,900	$ 8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.8%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,320	1,320
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.92% tender 1/25/05, CP mode	5,000	5,000
Series 1993 A, 1.73% tender 12/9/04, CP mode	27,700	27,700
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,475	5,475
Series PT 490, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	3,120	3,120
Series PT 521, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	6,245	6,245
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series A, 3% 6/29/05	81,800	82,472
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.73%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 1.7% (AMBAC Insured), VRDN (c)(f)	15,000	15,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,000	4,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series PT 740, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	16,665	16,665
Series PT 863, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,380	2,380
Series PT 868, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,725	1,725
Series PT 869, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	230	230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 6,000	$ 6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 1.77%, LOC Wachovia Bank NA, VRDN (c)(f)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 1.77%, LOC Wachovia Bank NA, VRDN (c)(f)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	17,350	17,350
Series 1984 B2, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	11,230	11,230
Series 1984 B3, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,570	9,570
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.73% tender 12/9/04, CP mode	17,200	17,200
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.8%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,385	2,385
		355,782
Louisiana - 1.7%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 1.75% (Liquidity Facility Morgan Stanley) (c)(f)(g)	48,500	48,500
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	8,155	8,155
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 1.87%, VRDN (c)(f)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN Series Merlots B23, 1.72% (Liquidity Facility Wachovia Bank NA) (c)(g)	14,015	14,015
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,400	14,400
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series PT 516, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)(h)	4,935	4,935
Participating VRDN Series LB 99 A52, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.82% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	$ 4,205	$ 4,205
New Orleans Aviation Board Rev. Series 1997 A, 1.78% (MBIA Insured), VRDN (c)(f)	20,740	20,740
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	5,790	5,790
New Orleans Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 857, 1.8% (Liquidity Facility Morgan Stanley) (c)(f)(g)	22,135	22,135
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD Rental I Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	5,875	5,875
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.):
Series 1994, 1.75%, VRDN (c)(f)	24,950	24,950
Series 1995, 1.75%, VRDN (c)(f)	11,000	11,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.9% tender 12/15/04, CP mode	16,200	16,200
(Dow Chemical Co. Proj.):
Series 1993, 1.87%, VRDN (c)(f)	15,000	15,000
Series 1994 A, 1.87%, VRDN (c)(f)	8,200	8,200
Series 1994 B, 1.78%, VRDN (c)	8,900	8,900
Series 1995, 1.87%, VRDN (c)(f)	23,975	23,975
		266,375
Maine - 0.3%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 3, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	12,715	12,715
Series MT 6, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,245	6,245
Series PT 2336, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,745	3,745
Series PT 2352, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,950	4,950
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	13,295	13,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 1.78%, LOC Bank of New York, New York, VRDN (c)(f)	$ 9,000	$ 9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	2,000	2,000
		51,950
Maryland - 1.7%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.73% tender 12/3/04, LOC Wachovia Bank NA, CP mode (f)	32,300	32,300
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.95% tender 12/8/04, LOC Wachovia Bank NA, CP mode	13,600	13,600
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.78%, LOC Danske Bank AS, VRDN (c)	2,000	2,000
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 1.72%, LOC Manufacturers & Traders Trust Co., VRDN (c)	6,750	6,750
Series 1995, 1.87% 3/11/05, CP	21,000	21,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.9% tender 12/10/04, LOC Wachovia Bank NA, CP mode	16,065	16,065
Baltimore Rev. Participating VRDN Series SGA 20, 1.72% (Liquidity Facility Societe Generale) (c)(g)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds:
Series 2003 E, 1.25%, tender 12/21/04 (c)(f)	1,480	1,480
Series PT 525, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)(h)	5,035	5,035
Participating VRDN:
Series LB 04 L24, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	13,000	13,000
Series LB 04 L59J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,730	7,730
Series LB 04 L75J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,975	9,975
Series Merlots 01 B2, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,765	4,765
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.74%, LOC Bank of America NA, VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	$ 1,800	$ 1,800
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 867, 1.73% (Liquidity Facility Morgan Stanley) (c)(g)	20,000	20,000
Series SGA 143, 1.72% (Liquidity Facility Societe Generale) (c)(g)	8,295	8,295
Series 2004 C, 1.9% 4/11/05, CP	12,000	12,000
Series A, 1.75% 3/3/05, CP	7,000	7,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series LB 04 05, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,600	2,600
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
Bonds Series PT 842, 1.4%, tender 12/9/04 (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)(h)	9,995	9,995
Participating VRDN Series PT 766, 1.76% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	7,735	7,735
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	930	930
		265,445
Michigan - 1.8%
Detroit City School District Participating VRDN:
Series BA 02 H, 1.75% (Liquidity Facility Bank of America NA) (c)(g)	4,620	4,620
Series ROC II R4004, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	4,765	4,765
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006 Class A, 1.72% (Liquidity Facility Citibank NA) (c)(g)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,200	3,200
Series Merlots 04 B2, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	9,335	9,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 6,995	$ 6,995
Series PA 1151, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,740	8,740
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	12,520	12,520
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	6,390	6,390
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,230	7,230
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	14,845	14,845
Series AAB 03 35, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	5,900	5,900
Series LB 03 L34J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	10,645	10,645
Series PT 1954, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,660	8,660
Michigan Gen. Oblig. Participating VRDN:
Series PT 1635, 1.7% (Liquidity Facility WestLB AG) (c)(g)	5,250	5,250
Series PT 2021, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,435	4,435
Michigan Higher Ed. Student Ln. Auth. Rev. 1.73% (AMBAC Insured), VRDN (c)(f)	9,000	9,000
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(g)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 1.73%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2002 A, 1.75% (MBIA Insured), VRDN (c)(f)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
LB 04 L58J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	16,270	16,270
Series BA 02 F, 1.75% (Liquidity Facility Bank of America NA) (c)(g)	4,995	4,995
Series EGL 00 2201, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	10,110	10,110
Series LB 04 L57J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	16,750	16,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev. Participating VRDN: - continued
Series MS 718, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	$ 5,217	$ 5,217
Series TOC 04 C, 1.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	8,250	8,250
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 1.83%, LOC Comerica Bank, Detroit, VRDN (c)(f)	2,035	2,035
(Majestic Ind., Inc. Proj.) 1.83%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,700	1,700
(Orchestra Place Renewal Proj.) Series 2000, 1.75%, LOC ABN-AMRO Bank NV, VRDN (c)	6,500	6,500
(YMCA Metropolitan Lansing Proj.) 1.79%, LOC Standard Fed. Bank, VRDN (c)	10,000	10,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.2%, VRDN (c)	18,000	18,000
2.3%, VRDN (c)	30,865	30,865
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	8,475	8,475
		286,427
Minnesota - 1.1%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.95% tender 3/11/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	3,350	3,350
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	19,135	19,135
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 1.77%, LOC Lasalle Bank NA, VRDN (c)(f)	7,195	7,195
(Regatta Commons Proj.) Series A, 1.77%, LOC Lasalle Bank NA, VRDN (c)(f)	3,100	3,100
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 1.73%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Hennepin County Gen. Oblig. Series 1996 C, 1.8%, VRDN (c)(f)	700	700
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.73%, LOC Lasalle Bank NA, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 1.8% (Liquidity Facility Morgan Stanley) (c)(f)(g)	15,919	15,919
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Bonds Series B, 5% 1/1/05 (FGIC Insured) (f)	$ 2,855	$ 2,862
Participating VRDN:
Series PT 1442, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,350	5,350
Series PT 1457, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,260	5,260
Series PT 1459, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,680	5,680
Series PT 735, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	5,225	5,225
Minneapolis Rev. Bonds 1.75%, tender 4/14/05 (c)	8,720	8,720
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	31,100	31,100
Series PT 1941, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	20,000	20,000
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 03 L28J, 1.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	10,000	10,000
Series LB 04 L23, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,975	7,975
Series Merlots 01 B3, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,445	2,445
Series G, 1.73% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	9,000	9,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	4,000	4,000
		176,941
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.74%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (c)(g)(h)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN: - continued
Series Putters 138, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	$ 11,945	$ 11,945
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1.81%, LOC Southtrust Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 1.81%, LOC Southtrust Bank NA, VRDN (c)(f)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN:
Series MS 714, 1.8% (Liquidity Facility Morgan Stanley) (c)(f)(g)	71,740	71,740
Series PT 637, 1.76% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	195	195
		141,665
Missouri - 1.2%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175, 1.71% (Liquidity Facility Societe Generale) (c)(g)	18,000	18,000
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	15,000	15,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	4,150	4,150
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Kansas City Passenger Facilities Charge Rev. Participating VRDN Series MT 17, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	11,810	11,810
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 1.74%, LOC Bank of America NA, VRDN (c)(f)	5,800	5,800
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.75%, LOC WestLB AG, VRDN (c)(f)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	13,325	13,325
(Lutheran High School Assoc. Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,815	$ 10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 0048, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	9,835	9,835
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 1.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	6,640	6,640
Series FRRI 03 L5J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,310	8,310
Series FRRI A64, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	1,440	1,440
Series LB 04 L15, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,500	4,500
Series LB 04 L35J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,475	7,475
Series Merlots 01 A28, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,900	2,900
Series PT 2038, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,675	2,675
Series PT 595, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,785	1,785
Series Putters 224, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,815	2,815
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine Lakes Apts. Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	2,150	2,150
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.73%, LOC Fannie Mae, VRDN (c)(f)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,500	4,500
Series B, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	12,400	12,400
		187,875
Montana - 0.6%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.25%, tender 2/25/05, LOC Dexia Cr. Local de France (c)(f)	55,300	55,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - continued
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 6,445	$ 6,445
Series LB 03 L33J, 1.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	19,280	19,280
Series LB 04 06, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,900	7,900
Series Merlots 02 A19, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,815	2,815
		91,740
Nebraska - 1.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.74%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 1.75% (MBIA Insured), VRDN (c)(f)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	635	635
Series BA 98 J, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	14,995	14,995
Series FRRI L31, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,715	2,715
Series Merlots 00 O, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	880	880
Series Merlots 00 UU, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,085	5,085
Series 2000 F, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	19,290	19,290
Series 2000 G, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	1,710	1,710
Series 2001 B, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	17,430	17,430
Series 2001 E, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	9,010	9,010
Series 2002 B, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	24,805	24,805
Series 2002 F, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,115	12,115
Series 2003 B, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,690	15,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2003 E, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 9,940	$ 9,940
Series 2004 B, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	11,980	11,980
Series 2004 G, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	5,000	5,000
Omaha Gen. Oblig. Participating VRDN Series EGL 040010, 1.72% (Liquidity Facility Citibank NA) (c)(g)	5,065	5,065
Omaha Pub. Pwr. District Elec. Rev. 1.9% 3/9/05 (Liquidity Facility JPMorgan Chase Bank), CP	25,700	25,700
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.68%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
		220,345
Nevada - 1.2%
Clark County Arpt. Rev.:
Participating VRDN:
Series MT 31, 1.76% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	11,590	11,590
Series PT 2358, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,230	5,230
Series Putters 498, 1.74% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)(g)	21,375	21,375
Series 2004 B, 1.7% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	37,000	37,000
Clark County Gen. Oblig. Participating VRDN Series ROC II R4012, 1.76% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	7,825	7,825
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series B, 1.73%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	25,000	25,000
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Participating VRDN Series Stars 91, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,835	4,835
Clark County School District Participating VRDN Series FRRI 02 D, 1.75% (Liquidity Facility Bank of New York, New York) (c)(g)	5,910	5,910
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 1.81%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,060	8,060
Las Vegas Valley Wtr. District Participating VRDN:
Series PT 1672, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,310	5,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Participating VRDN: - continued
Series PT 1675, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 11,980	$ 11,980
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.72% (Liquidity Facility Societe Generale) (c)(g)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,160	3,160
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
Series 2002 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	7,510	7,510
		183,395
New Hampshire - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	39,184	39,184
Manchester Arpt. Rev. 1.75% (FGIC Insured), VRDN (c)(f)	35,885	35,885
Manchester School Facilities Rev. Participating VRDN Series BS 217, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	14,445	14,445
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A:
1.75% tender 12/1/04, CP mode (f)	10,000	10,000
1.75% tender 12/9/04, CP mode (f)	4,000	4,000
1.93% tender 3/9/05, CP mode (f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.85%, LOC HSBC Bank USA, VRDN (c)(f)	3,650	3,650
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 1.76%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 1.73% (Liquidity Facility Morgan Stanley) (c)(g)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.:
Bonds Series Merlots 00 A29, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)(h)	3,080	3,080
Participating VRDN:
Series BA 01 B, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,695	2,695
Series Merlots 00 B13, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	850	850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev.: - continued
Series Merlots 01 A51, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 2,455	$ 2,455
Series Merlots 97 F, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,835	2,835
Series PA 351, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,145	1,145
Series PT 348, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,345	1,345
Series Putters 357, 1.74% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)(g)	12,060	12,060
		195,629
New Jersey - 1.3%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	174,400	174,400
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 2402, 1.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	28,400	28,400
		202,800
New Mexico - 0.4%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 1.71% (Liquidity Facility Bank of America NA) (c)(g)	5,160	5,160
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.76%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.89%, LOC Nat'l. City Bank, Indiana, VRDN (c)(f)	1,380	1,380
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	22,250	22,250
New Mexico Mtg. Fin. Auth.:
Bonds:
(Single Family Mtg. Prog.) Series PT 225, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)(h)	7,595	7,595
Series Merlots 01 A37, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)(h)	7,190	7,190
Participating VRDN:
Series FRRI 03 L15, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,230	7,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth.: - continued
Participating VRDN:
Series Merlots 00 A9, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 1,565	$ 1,565
Series PA 118, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	755	755
Series PT 2314, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,685	2,685
		57,595
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.78% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	10,995	10,995
Erie County Gen. Oblig. RAN 3% 7/13/05, LOC Citibank NA	17,300	17,451
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.74% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	38,200	38,200
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.73%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (c)	44,900	44,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.88% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,940	3,940
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.5%, tender 12/15/04 (Liquidity Facility Bank of New York, New York) (c)(g)(h)	10,000	10,000
		146,986
Non State Specific - 0.8%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	19,400	19,400
Series 2003 10, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	36,700	36,700
Series 2003 13, 1.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	12,750	12,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Clipper Tax-Exempt Trust Participating VRDN: - continued
Series 2003 3, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 28,011	$ 28,011
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN Series LB 04 L68J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	30,610	30,610
		127,471
North Carolina - 1.0%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.83%, LOC Comerica Bank, Detroit, VRDN (c)(f)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.79%, LOC Nat'l. City Bank, VRDN (c)(f)	2,900	2,900
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	3,000	3,000
Columbus County Indl. Facilities & Poll. Cont. Rev. (Conflandey, Inc. Proj.) 1.79%, LOC BNP Paribas SA, VRDN (c)(f)	3,800	3,800
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	5,740	5,740
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.9%, VRDN (c)(f)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.79%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	3,650	3,650
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	4,400	4,400
North Carolina Gen. Oblig. Participating VRDN Series PT 1962, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,465	5,465
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 02 L7, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,040	6,040
Series FRRI 03 L17, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,200	2,200
North Carolina Med. Care Commission Rev. Participating VRDN Series ROC II R296, 1.72% (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Piedmont Triad Arpt. Auth. Series B, 1.74% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.85%, LOC Citibank NA, New York, VRDN (c)(f)	$ 7,400	$ 7,400
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	3,500	3,500
(Pine Brick Co., Inc. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	7,600	7,600
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	34,355	34,355
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	8,100	8,100
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	2,750	2,750
Univ. of North Carolina at Chapel Hill Rev. 1.7% 12/2/04, CP	20,841	20,841
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,030	9,030
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,875	1,875
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	5,400	5,400
		164,441
North Dakota - 0.2%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,150	9,150
North Dakota Hsg. Fin. Agcy. Rev.:
Participating VRDN Series 2000, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,065	3,065
(Home Mortgage Fin. Prog. Series 2004 C, 1.69% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	23,245	23,245
		35,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.4%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.71% (Liquidity Facility Sallie Mae), VRDN (c)(f)	$ 35,700	$ 35,700
Series 1998 A2, 1.71% (Liquidity Facility Sallie Mae), VRDN (c)(f)	34,200	34,200
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,495	6,495
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.77% (AMBAC Insured), VRDN (c)	12,925	12,925
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.82%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,000	8,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.7%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	6,000	6,000
Ohio Bldg. Auth. Participating VRDN Series LB 04 L21J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	9,240	9,240
Ohio Gen. Oblig. Participating VRDN:
Series PT 1591, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,405	10,405
Series ROC II R1068, 1.71% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	2,900	2,900
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	10,015	10,015
Series BA 00 Q, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	900	900
Series BA 98 B, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	20,300	20,300
Series BA 98 Q, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	20,395	20,395
Series BA 99 Q, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	1,675	1,675
Series LB 03 L46J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,020	5,020
Series PT 241, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,280	5,280
Series PT 582, 1.75% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.75%, LOC Key Bank NA, VRDN (c)(f)	3,800	3,800
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.75%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.78%, LOC Fleet Bank NA, VRDN (c)(f)	$ 8,100	$ 8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.73%, LOC Lasalle Bank NA, VRDN (c)(f)	2,400	2,400
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.8%, LOC Standard Fed. Bank, VRDN (c)(f)	800	800
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.8%, LOC Key Bank NA, VRDN (c)(f)	2,200	2,200
(Kidd Dev. Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,500	1,500
		213,750
Oklahoma - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series 2004 3, 1.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	17,875	17,875
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	7,100	7,100
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 1.35%, tender 12/1/04 (b)(c)(f)	22,000	22,000
(ConocoPhillips Co. Proj.) 1.7%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 1.74%, LOC Bank of Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Gen. Oblig. Participating VRDN Series PT 1879, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,690	9,690
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 03 L29J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,500	6,500
Series LB 99 A5, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	2,605	2,605
Series PT 167, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	2,040	2,040
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 305, 1.76% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	$ 3,300	$ 3,300
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.73% (MBIA Insured), VRDN (c)(f)	22,125	22,125
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.79% (Liquidity Facility Morgan Stanley) (c)(f)(g)	51,700	51,700
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.79%, LOC Bank of America NA, VRDN (c)(f)	2,600	2,600
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.87% (Liquidity Facility Bank of America NA) (c)(f)(g)	12,045	12,045
Series BA 97 B2, 1.82% (Liquidity Facility Bank of America NA) (c)(g)	7,000	7,000
		185,975
Oregon - 0.7%
Oregon Dept. Administrative Services Participating VRDN Series EGL 04 2011, 1.72% (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 1.79%, LOC Nat'l. City Bank, PA, VRDN (c)(f)	4,900	4,900
Oregon Gen. Oblig. Participating VRDN:
Series LB 04 L73J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	28,975	28,975
Series ROC II R6001, 1.72% (Liquidity Facility Citibank NA) (c)(g)	4,985	4,985
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2003 M, 1.2%, tender 1/6/05 (c)	7,000	7,000
Series 2003 P, 1.25%, tender 1/6/05 (c)(f)	32,720	32,720
Participating VRDN Series Merlots 01 B5, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	7,350	7,350
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.85% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 1.76% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	$ 10,690	$ 10,690
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	200	200
		113,070
Pennsylvania - 5.2%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,905	10,905
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (c)	40,400	40,400
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.71% (Liquidity Facility Citibank NA, New York) (c)(g)	15,600	15,600
Series EGL 95 3504, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.78% tender 2/11/05, CP mode (f)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,000	6,000
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,475	3,475
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) Series 2001 A, 1.75% tender 2/16/05, LOC Wachovia Bank NA, CP mode	8,150	8,150
Harrisburg Auth. Wtr. Rev. Series A, 1.73% (FGIC Insured), VRDN (c)	11,200	11,200
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.78% (MBIA Insured), VRDN (c)	6,580	6,580
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 1.95% tender 1/7/05, CP mode (f)	18,250	18,250
Series 1991, 1.78% tender 2/11/05, CP mode (f)	15,450	15,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.: - continued
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 1,900	$ 1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 1.79%, VRDN (c)(f)	15,800	15,800
(Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.71%, LOC WestLB AG, VRDN (c)(f)	21,200	21,200
Series 2002 B, 1.73%, LOC WestLB AG, VRDN (c)(f)	25,000	25,000
Series A:
1.71%, LOC Barclays Bank PLC, VRDN (c)(f)	49,300	49,300
1.71%, LOC WestLB AG, VRDN (c)(f)	36,500	36,500
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	175	175
Series 1994 B3, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	900	900
Series 1995 D10, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	200	200
Series 1996 D5, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,000	2,000
Series 1997 B1, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,100	1,100
Series 1997 B4, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,100	1,100
Series 1997 B6, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Series 1997 B8, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B9, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	700	700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 1.875% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	8,400	8,400
Series B, 1.9% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 1.7% (AMBAC Insured), VRDN (c)(f)	18,600	18,600
Series 2000 A, 1.7% (AMBAC Insured), VRDN (c)(f)	21,800	21,800
Series 2001 B, 1.72% (FSA Insured), VRDN (c)(f)	25,100	25,100
Series 2002 B, 1.7% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
1.7% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.: - continued
1.7% (FSA Insured), VRDN (c)(f)	$ 19,500	$ 19,500
Series A1, 1.7% (AMBAC Insured), VRDN (c)(f)	35,400	35,400
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series PA 1235, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,200	5,200
Series PT 2068, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,020	8,020
Series PT 2190, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	13,780	13,780
Series PT 890, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	30,800	30,800
Series 2004 84C, 1.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	17,750	17,750
Series 2004 84D, 1.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	21,235	21,235
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	12,490	12,490
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 04 29 Class A, 1.72% (Liquidity Facility Citibank NA) (c)(g)	8,430	8,430
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.76% (Liquidity Facility Societe Generale) (c)(f)(g)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,795	3,795
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	12,400	12,489
Philadelphia School District TRAN 3% 6/30/05	74,600	75,190
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	18,600	18,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	3,715	3,715
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 B:
1.83% tender 1/13/05, LOC Dexia Cr. Local de France, CP mode (f)	17,800	17,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.): - continued
1.9% tender 1/21/05, LOC Dexia Cr. Local de France, CP mode (f)	$ 1,800	$ 1,800
Series 1993, 1.83% tender 1/13/05, LOC Dexia Cr. Local de France, CP mode (f)	12,900	12,900
		821,319
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Bonds Series 2002 39C, 4% 3/24/05 (f)	15,180	15,291
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 1.74%, LOC Fleet Bank NA, VRDN (c)(f)	2,400	2,400
		17,691
South Carolina - 2.0%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 1.75%, VRDN (c)(f)	30,300	30,300
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	8,679	8,679
Charleston County School District:
Participating VRDN Series PT 2100, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	13,825	13,825
TAN 2.5% 4/15/05	42,200	42,290
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.76%, VRDN (c)(f)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	6,650	6,650
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,760	3,760
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	8,825	8,825
Richland County School District #2 Participating VRDN Series PT 1646, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	18,070	18,070
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,980	2,980
Series PA 1072, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,620	5,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN: - continued
Series PT 326, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	$ 20,775	$ 20,775
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.8%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	2,200	2,200
(Carolina Ceramics LLC Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	4,000	4,000
(Carolinas Recycling Group Proj.) Series 2001, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	4,200	4,200
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 1.72%, LOC Citibank NA, New York, VRDN (c)(f)	11,250	11,250
(Keys Printing Co. Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,700	1,700
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.76%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 1.76%, LOC Wachovia Bank NA, VRDN (c)(f)	1,800	1,800
Series C, 1.76%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 1.74%, LOC Suntrust Bank, VRDN (c)(f)	4,400	4,400
(Turnils North America Proj.) Series 1999, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.74%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.75% (FSA Insured), VRDN (c)(f)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 0017, 1.72% (Liquidity Facility Citibank NA) (c)(g)	7,660	7,660
Series Merlots 00 L, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series Merlots B6, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 10,000	$ 10,000
Series Putters 277, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	12,500	12,500
Series PT 2304, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,830	12,830
Series PT 2306, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,180	5,180
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 2/8/05, CP mode	20,950	20,950
		320,434
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 1.8%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Series 2004 G, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	11,000	11,000
1.72% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	5,000	5,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 826, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,600	1,600
Series PT 888, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	29,740	29,740
Series PT 907, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,920	5,920
Series PT 957, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,515	6,515
		66,275
Tennessee - 2.1%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	27,000	27,000
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 1,450	$ 1,450
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.74%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series FRRI 00 A2, 1.75% (Liquidity Facility Bank of New York, New York) (c)(g)	100	100
Series LB 03 L8J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	25,700	25,700
Series PT 922, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	23,000	23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 1.77%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.74%, VRDN (c)(f)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.71%, VRDN (c)(f)	7,000	7,000
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Memphis Elec. Sys. Rev.:
Bonds Series Putters 377, 1.28%, tender 12/9/04 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	14,000	14,000
Participating VRDN Series Putters 378, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,960	17,960
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	22,000	22,000
Series PT 706, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,525	5,525
Series PT 718, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,995	4,995
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 1.74%, LOC Suntrust Bank, VRDN (c)(f)	11,700	11,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.79%, LOC Landesbank Baden-Wuerttemberg, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.74%, LOC Lasalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 1.75% (AMBAC Insured), VRDN (c)(f)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev.: - continued
Series II D1, 1.75% (AMBAC Insured), VRDN (c)(f)	$ 17,275	$ 17,275
Shelby County Gen. Oblig.:
Bonds Series 2004 B, 1.75%, tender 1/10/05 (Liquidity Facility Landesbank Hessen-Thuringen) (c)	20,000	20,002
Participating VRDN:
Series EGL 00 4201, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	16,045	16,045
Series EGL 01 4202, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.74%, LOC Suntrust Bank, VRDN (c)(f)	1,500	1,500
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 1.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	3,685	3,685
Series FRRI 02 L13, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,980	6,980
Series LB L32J, 1.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,710	4,710
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.74%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		325,777
Texas - 13.7%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	9,300	9,300
1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,740	8,740
Austin Independent School District TRAN 1.95% 8/31/05	15,250	15,250
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.75% (Liquidity Facility Bank of America NA) (c)(g)	8,250	8,250
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	10,195	10,195
Series Merlots 00 LLL, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	7,140	7,140
Series Merlots 01 A63, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	6,415	6,415
Series Merlots 02 A1, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,070	2,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN: - continued
Series ROC II R6029, 1.72% (Liquidity Facility Citibank NA) (c)(g)	$ 5,000	$ 5,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.72%, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series SG B55, 1.72% (Liquidity Facility Societe Generale) (c)(g)	26,000	26,000
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 1.8%, tender 8/1/05 (c)(f)	6,800	6,800
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.):
1.75%, LOC Cr. Suisse First Boston Bank, VRDN (c)(f)	25,400	25,400
1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,400	16,400
(Texas Utils. Energy Co. Proj.) Series A, 1.73%, LOC Citibank NA, New York, VRDN (c)(f)	10,000	10,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(JT Venture Proj.) Series 1998, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000	25,000
(Merey Sweeny LP Proj.) Series 2000 A, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,600	3,600
Brazosport Independent School District Participating VRDN Series PT 2315, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,370	5,370
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.74%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.74%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	22,100	22,100
1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	22,100	22,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 1.71%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	$ 17,000	$ 17,000
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	3,960	3,960
Cypress-Fairbanks Independent School District:
Bonds:
Series AAB 02 13, 1.71%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	9,940	9,940
Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (c)(g)(h)	14,440	14,440
Participating VRDN:
Series Merlots C16, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	5,000	5,000
Series PT 1649, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	990	990
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds:
Series PT 682, 1.4%, tender 12/9/04 (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)(h)	9,005	9,005
Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)(h)	9,995	9,995
Participating VRDN:
Series EGL 03 20, 1.76% (Liquidity Facility Citibank NA, New York) (c)(f)(g)	16,800	16,800
Series FRRI 02 L29J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	12,735	12,735
Series Merlots 00 II, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	11,695	11,695
Series Merlots 02 A13, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,795	4,795
Series PT 2318, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,640	5,640
Series Putters 201, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	18,245	18,245
Series Putters 202, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	23,220	23,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 350, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 7,140	$ 7,140
Series Putters 353, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,220	7,220
Series Putters 354, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,000	5,000
Series Putters 355, 1.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,995	7,995
Series RF 03 4, 1.82% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	17,345	17,345
1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	3,000	3,000
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	24,435	24,435
Dallas Independent School District Participating VRDN Series PT 2181, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,690	3,690
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	9,220	9,220
Series MS 01 635, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	15,210	15,210
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 1.72% (Liquidity Facility Societe Generale) (c)(g)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	4,120	4,120
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	3,060	3,060
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,165	16,165
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.84%, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,000	2,000
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.83%, LOC Suntrust Bank, VRDN (c)(f)	4,475	4,475
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.75%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (a)(c)(f)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Bonds Series 1996 B, 1.75%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (c)(f)	$ 4,250	$ 4,250
Series 1996 A, 1.72%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	9,000	9,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 1.71%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,530	3,530
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 1.75%, LOC BNP Paribas SA, VRDN (c)(f)	17,300	17,300
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,000	6,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil Co. Proj.) Series 1998, 1.75%, VRDN (c)(f)	16,300	16,300
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 1.75%, VRDN (c)(f)	12,200	12,200
(Waste Mgmt., Inc. Proj.) Series A, 1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.97%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	5,875	5,875
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.72%, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Harris County Flood Cont. District Participating VRDN Series Spears 105, 1.71% (Liquidity Facility Deutsche Bank AG) (c)(g)	11,570	11,570
Harris County Gen. Oblig.:
Bonds (Toll Road Proj.) 0% 8/1/05	16,025	15,848
Participating VRDN:
Series EGL 01 4305, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	20,600	20,600
Series PT 1623, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,015	6,015
Series Putters 505, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(g)	10,695	10,695
Series Putters 586, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(g)	7,680	7,680
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Quail Chase Apts. Proj.) Series 1999, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Wellington Park Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	$ 5,500	$ 5,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,685	4,685
Series MSTC 00 98, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	19,965	19,965
Series PT 1468, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,270	10,270
Series ROC II R40, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	10,125	10,125
Series ROC II R41, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	12,825	12,825
Houston Gen. Oblig. Participating VRDN Series EGL 04 1008 Class A, 1.72% (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,750	2,750
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (c)	51,380	51,380
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 1.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,205	5,205
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,680	4,680
ROC II R 4063, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	9,990	9,990
Series Merlots C13, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	7,700	7,700
Series Spears 108, 1.71% (Liquidity Facility Deutsche Bank AG) (c)(g)	7,320	7,320
Series TOC 2004 A, 1.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	21,830	21,830
Series Merlots C20, 1.72% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,280	3,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series SGB 24, 1.72% (Liquidity Facility Societe Generale) (c)(g)	$ 6,840	$ 6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.76%, VRDN (c)(f)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,680	5,680
Lancaster Independent School District Participating VRDN Series PA 1264, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,500	7,500
Leander Independent School District Participating VRDN Series Putters 507, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,290	7,290
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	6,000	6,000
Series MSCO 01 577, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	7,915	7,915
Series PT 2004, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,775	5,775
Series PT 2270, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,450	16,450
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 1.74%, LOC Fleet Nat'l. Bank, VRDN (c)(f)	3,400	3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,170	5,170
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.86%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,940	6,940
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	5,110	5,110
North East Texas Independent School District Participating VRDN Series Putters 393, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,880	6,880
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 1.7% (AMBAC Insured), VRDN (c)(f)	5,000	5,000
Series 1993 A, 1.7%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	9,600	9,600
Series A, 1.7% (AMBAC Insured), VRDN (c)(f)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2254, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,385	$ 5,385
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.88% tender 1/10/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,160	24,160
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	9,500	9,500
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,795	5,795
Plano Independent School District Participating VRDN Series ROC II R2106, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	6,535	6,535
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.72%, LOC JPMorgan Chase Bank, VRDN (c)	3,550	3,550
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,200	19,200
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.82%, VRDN (c)(f)	40,035	40,035
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.72% (Liquidity Facility Societe Generale) (c)(g)	3,500	3,500
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	8,100	8,100
Sam Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,785	8,785
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 29, 1.76% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	17,465	17,465
Series PT 924, 1.76% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)	5,000	5,000
San Antonio Elec. & Gas Systems Rev.:
Bonds Series Merlots 01 A10, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(g)(h)	5,780	5,780
Participating VRDN:
Series PT 1708, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,495	7,495
Series SG 105, 1.71% (Liquidity Facility Societe Generale) (c)(g)	9,500	9,500
Series A, 1.87% 2/17/05, CP	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District Bonds Series AAB 01 28, 1.71%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	$ 15,500	$ 15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.79%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	8,700	8,700
Series SG 02 159, 1.71% (Liquidity Facility Societe Generale) (c)(g)	22,500	22,500
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)(h)	3,080	3,080
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Bonds Series Merlots 00 BB, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(g)(h)	7,885	7,885
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.72%, LOC JPMorgan Chase Bank, VRDN (c)	8,485	8,485
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	4,100	4,100
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,830	7,830
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series BA 01 A, 1.82% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,290	2,290
Series FRRI 02 L9, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	11,205	11,205
Series LB 04 L16, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,975	4,975
Series ROC II R178, 1.76% (Liquidity Facility Citibank NA) (c)(f)(g)	4,185	4,185
Series 2004 B, 1.7% (FSA Insured), VRDN (c)(f)	44,000	44,000
Series 2004 D, 1.73% (FSA Insured), VRDN (c)(f)	5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Chisholm Trail Proj.) 1.72%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(Post Oak East Apts. Proj.) Series A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
Series 2003, 1.8%, tender 7/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 30,000	$ 30,000
1.85%, tender 12/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,245	32,245
Participating VRDN:
Series 2000 C, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,495	7,495
Series FRRI 01 L41, 1.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	16,815	16,815
Series FRRI 02 L4, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,500	8,500
Series LB 04 L61J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	30,500	30,500
Series LB 04 L62J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	27,700	27,700
Series LB 04 L66, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	15,875	15,875
Series Merlots 00 QQ, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	22,055	22,055
Series PA 1063, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,995	8,995
Series PA 631R, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,600	7,600
Series PT 1191, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,495	2,495
Series PT 524, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,000	6,000
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2, 1.72%, VRDN (c)(f)	20,945	20,945
Series A, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	26,400	26,400
(Veterans Land Proj.) Series A, 1.72%, VRDN (c)(f)	21,335	21,335
TRAN 3% 8/31/05	280,800	283,672
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series 2002 A, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	12,650	12,650
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Participating VRDN Series PA 884R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,000	5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (c)(g)	18,500	18,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Univ. Revs. Series 2002 A:
1.78% 3/4/05 (Liquidity Facility Utmico), CP	$ 15,425	$ 15,425
1.8% 12/16/04 (Liquidity Facility Utmico), CP	11,000	11,000
1.82% 12/16/04 (Liquidity Facility Utmico), CP	10,000	10,000
1.86% 2/4/05 (Liquidity Facility Utmico), CP	6,000	6,000
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev. (Uvalde Ranch Apts. Proj.) 1.76%, LOC Bank of America NA, VRDN (c)(f)	6,650	6,650
Waco Gen. Oblig. Participating VRDN Series PT 2098, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,460	5,460
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,550	5,550
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	15,450	15,450
		2,182,205
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	4,170	4,170
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 1.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.8%, LOC Key Bank NA, VRDN (c)(f)	540	540
Utah Bldg. Ownership Auth. Lease Rev. Participating VRDN Series Putters 536, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,390	10,390
Utah Hsg. Corp. Single Family Mtg. Rev. Bonds Series Merlots 01 A89, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)(h)	4,550	4,550
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,945	1,945
		31,585
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	10,250	10,250
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,850	2,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family: - continued
Participating VRDN:
Series LB 04 L76, 1.68% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	$ 5,925	$ 5,925
Series 17 A, 1.75% (FSA Insured), VRDN (c)(f)	7,500	7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.74%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	8,700	8,700
		35,225
Virginia - 1.5%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,370	1,370
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,000	11,000
Series PT 886, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	4,600	4,600
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.74%, LOC Bank of America NA, VRDN (c)(f)	7,050	7,050
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1992, 2% tender 3/11/05, CP mode (f)	10,000	10,000
Series 1998, 1.9% tender 1/14/05, CP mode (f)	34,800	34,800
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.75% tender 12/13/04, CP mode	3,500	3,500
1.75% tender 12/14/04, CP mode	4,000	4,000
1.97% tender 1/21/05, CP mode	2,400	2,400
1.98% tender 1/18/05, CP mode	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1987:
1.75% tender 12/15/04, CP mode	$ 1,700	$ 1,700
1.85% tender 1/14/05, CP mode	13,100	13,100
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 1.81%, LOC Canadian Imperial Bank of Commerce, VRDN (c)(f)	970	970
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	7,100	7,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.8%, LOC Wachovia Bank NA, VRDN (c)(f)	4,515	4,515
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.8%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	6,600	6,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.9% tender 12/10/04, CP mode	9,800	9,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	8,540	8,540
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.75%, LOC Wachovia Bank NA, VRDN (c)(f)	9,000	9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 1.77%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Univ. Revs.:
Participating VRDN Series EGL 03 0030, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	3,300	3,300
Series 2003 A, 1.75% 3/9/05, CP	12,810	12,810
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	23,300	23,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	$ 7,000	$ 7,000
Series MS 01 727, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	6,000	6,000
		242,200
Washington - 3.2%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 1.72% (Liquidity Facility Citibank NA) (c)(g)	6,050	6,050
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	14,955	14,955
Series Merlots 01 B1, 1.79% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	6,995	6,995
Series PA 1047, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,995	8,995
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	4,525	4,525
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,540	9,540
Series Putters 242, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,100	2,100
Series Putters 256, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,800	2,800
Series ROC II R152, 1.72% (Liquidity Facility Citibank NA) (c)(g)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.74%, VRDN (c)(f)	3,200	3,200
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PT 780, 1.71% (Liquidity Facility Lloyds TSB Bank PLC) (c)(g)	7,000	7,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.74%, LOC Bank of America NA, VRDN (c)(f)	5,785	5,785
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC II R4561, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,290	5,290
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev. Participating VRDN: - continued
Series PA 1179, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 8,480	$ 8,480
Series PT 796, 1.71% (Liquidity Facility Lloyds TSB Bank PLC) (c)(g)	9,030	9,030
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.83%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	3,105	3,105
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,220	11,220
Port of Seattle Gen. Oblig. Series 2002 B2:
1.87% 3/11/05, LOC Bayerische Landesbank Girozentrale, CP (f)	2,600	2,600
1.95% 3/11/05, LOC Bayerische Landesbank Girozentrale, CP (f)	535	535
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 654, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,725	3,725
Series PT 728, 1.76% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,430	4,430
Series 1997, 1.78%, LOC Bank of New York, New York, VRDN (c)(f)	86,830	86,830
Series 2001 A1, 1.83% 3/11/05, LOC Bank of America NA, CP	3,255	3,255
Series B1, 1.8% 3/11/05, LOC Bank of America NA, CP (f)	4,115	4,115
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	17,970	17,970
Seattle Drain & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,490	8,490
Series PT 2241, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,635	6,635
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 1.73%, LOC Key Bank NA, VRDN (c)(f)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Merlots 01 A56, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	18,515	18,515
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 1.72% (Liquidity Facility Societe Generale) (c)(g)	15,815	15,815
Tacoma Gen. Oblig. Series 2002 A, 1.88% 3/10/05, LOC Bank of America NA, CP	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.74%, LOC Bank of America NA, VRDN (c)	$ 10,430	$ 10,430
U.S. Bancorp Piper Jafray Fdg. Trust Participating VRDN Series FRRI 02 B, 1.75% (Liquidity Facility Bank of New York, New York) (c)(g)	2,738	2,738
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.79%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.74%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 1.74%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,000	4,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	5,600	5,600
Series EGL 00 4705, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	16,300	16,300
Series EGL 98 4702, 1.72% (Liquidity Facility Citibank NA, New York) (c)(g)	12,200	12,200
Series Merlots B22, 1.72% (Liquidity Facility Wachovia Bank NA) (c)(g)	3,795	3,795
Series MSTC 9048, 1.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	9,990	9,990
Series PT 1856, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,560	5,560
Series PT 2093, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,865	2,865
Series Putters 514, 1.71% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(g)	14,915	14,915
Series SGA 35, 1.72% (Liquidity Facility Societe Generale) (c)(g)	12,500	12,500
Series SGB 09, 1.72% (Liquidity Facility Societe Generale) (c)(g)	9,100	9,100
Series SGB 11, 1.72% (Liquidity Facility Societe Generale) (c)(g)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	27,800	27,800
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 08, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,780	4,780
Series PT 636, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,680	5,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN: - continued
Series PT 715, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 3,610	$ 3,610
Series PT 838, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,730	2,730
Series PT 892, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	20,280	20,280
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.72%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Woodland Retirement Proj.) Series A, 1.8%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	6,875	6,875
		513,623
West Virginia - 0.6%
Grant Co. Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.73% tender 12/8/04, CP mode (f)	4,000	4,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.9% tender 1/14/05, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.77%, LOC Wachovia Bank NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.7%, LOC Deutsche Bank AG, VRDN (c)(f)	18,800	18,800
Series 1990 B, 1.72%, LOC Deutsche Bank AG, VRDN (c)(f)	3,905	3,905
Series 1990 D, 1.72%, LOC Deutsche Bank AG, VRDN (c)(f)	11,600	11,600
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.87%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	4,750	4,750
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.8% tender 3/11/05, LOC Dexia Cr. Local de France, CP mode (f)	25,100	25,100
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.77%, LOC Wachovia Bank NA, VRDN (c)(f)	6,580	6,580
		90,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 1.9%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,780	$ 5,780
Manitowoc Elec. Rev. Participating VRDN Series Spears 110, 1.71% (Liquidity Facility Deutsche Bank AG) (c)(g)	12,405	12,405
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	21,800	21,800
Northland Pines School District Participating VRDN Series PT 2257, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,650	10,650
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.78%, VRDN (c)	35,700	35,700
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	2,400	2,400
Pleasant Prairie Gen. Oblig. 1.73% (XL Cap. Assurance, Inc. Insured), VRDN (c)	10,000	10,000
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	3,300	3,300
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.83%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(f)	1,130	1,130
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,685	1,685
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,540	1,540
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.76%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	1,980	1,980
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,275	1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.76%, LOC Lasalle Bank NA, VRDN (c)(f)	3,085	3,085
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.74% (Liquidity Facility Wachovia Bank NA) (c)(g)	5,830	5,830
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 1.71% (Liquidity Facility Morgan Stanley) (c)(g)	11,920	11,920
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 1.76% (Liquidity Facility Citibank NA, New York) (c)(f)(g)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN: - continued
Series Putters 531, 1.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,500	$ 7,500
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 873, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	10,765	10,765
Participating VRDN:
Series PA 970, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,000	3,000
Series PT 761, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (c)(g)	20,000	20,000
Series PT 917, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	28,320	28,320
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Bonds:
Series PT 445, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS) (c)(f)(g)(h)	4,400	4,400
Series PT 559, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS) (c)(f)(g)(h)	3,035	3,035
Series 2003 B, 1.72% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	31,000	31,000
Series 2004 E, 1.73% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	18,000	18,000
Series E, 1.72% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Bonds Series 2003 D, 1.3%, tender 1/5/05 (FSA Insured) (c)(f)	4,310	4,310
Series 2002 A, 1.72% (MBIA Insured), VRDN (c)(f)	3,445	3,445
Series 2002 B, 1.72% (MBIA Insured), VRDN (c)(f)	3,050	3,050
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 860, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	21,420	21,420
		302,975
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS) (c)(f)(g)(h)	6,695	6,695
Participating VRDN:
Series PA 1025R, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Participating VRDN:
Series PA 833R, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 7,450	$ 7,450
Series PT 630, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,520	7,520
		23,165
	Shares
Other - 11.1%
Fidelity Municipal Cash Central Fund, 1.71% (d)(e)	1,763,227	1,763,227
TOTAL INVESTMENT PORTFOLIO - 99.8%		15,844,276
NET OTHER ASSETS - 0.2%		37,580
NET ASSETS - 100%		$ 15,881,856
Total Cost for Federal Income Tax Purposes $ 15,844,276
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,485,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/19/01	$ 15,655
Security	Acquisition Date	Cost (000s)
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 4,995
Colorado Ed. Ln. Prog. Participating VRDN Series LB 04 L48J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.)	7/8/04	$ 16,100
Cypress-Fairbanks Independent School District Bonds Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	12/13/01	$ 14,440
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 682, 1.4%, tender 12/9/04 (Liquidity Facility Svenska Handelsbanken AB)	4/14/03	$ 9,005
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC)	5/29/03	$ 9,995
Security	Acquisition Date	Cost (000s)
Houston County Health Care Auth. Rev. Bonds Series PT 879, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/6/03	$ 10,195
Illinois Health Facilities Auth. Rev. Bonds Series PT 977, 2.15%, tender 11/10/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/3/04	$ 10,030
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 516, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/16/01	$ 4,935
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series PT 525, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/29/01	$ 5,035
Memphis Elec. Sys. Rev. Bonds Series Putters 377, 1.28%, tender 12/9/04 (Liquidity Facility JPMorgan Chase Bank)	12/9/03	$ 14,000
Security	Acquisition Date	Cost (000s)
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 12,885
New Hampshire Hsg. Fin. Auth. Single Family Rev. Bonds Series Merlots 00 A29, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/20/00	$ 3,080
New Mexico Mtg. Fin. Auth. Bonds (Single Family Mtg. Prog.) Series PT 225, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 7,595
New Mexico Mtg. Fin. Auth. Bonds Series Merlots 01 A37, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/16/01	$ 7,190
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.5%, tender 12/15/04 (Liquidity Facility Bank of New York, New York)	7/17/02	$ 10,000
Security	Acquisition Date	Cost (000s)
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series PT 842, 1.4%, tender 12/9/04 (Liquidity Facility Lloyds TSB Bank PLC)	7/31/03	$ 9,995
San Antonio Elec. & Gas Systems Rev. Bonds Series Merlots 01 A10, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	2/22/01	$ 5,780
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	2/26/02	$ 3,080
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Bonds Series Merlots 00 BB, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/12/00	$ 7,885
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	10/24/01	$ 3,165
Security	Acquisition Date	Cost (000s)
Utah Hsg. Corp. Single Family Mtg. Rev. Bonds Series Merlots 01 A89, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	9/14/01	$ 4,550
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 873, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/23/03	$ 10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 445, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS)	10/30/01	$ 4,400
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 559, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS)	5/24/01	$ 3,035
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS)	8/31/00	$ 6,695

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Municipal Money Fund

November 30, 2004

SMM-QTLY-0105

1.810720.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	$ 4,300	$ 4,300
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.75%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	1,900	1,900
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.71%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,600	3,600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.71% (Liquidity Facility Danske Bank AS) (b)(d)	2,900	2,900
Huntsville Health Care Auth. Rev. Series 1998, 1.72%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,710	5,710
Jefferson County Swr. Rev.:
Series 2002 C2, 1.69% (XL Cap. Assurance, Inc. Insured), VRDN (b)	1,000	1,000
Series 2002 C6, 1.66% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.72%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	14,200	14,200
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,975	14,975
		63,585
Alaska - 0.9%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,550	6,550
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.77% (Liquidity Facility Bank of America NA) (b)(d)	9,285	9,285
Series Merlots 99 D, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,700	3,700
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	10,375	10,375
		29,910
Arizona - 2.6%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	8,495	8,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series RF 04 2, 1.75% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 6,750	$ 6,750
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	6,663	6,663
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,130	3,130
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	2,600	2,600
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	11,500	11,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.72%, LOC JPMorgan Chase Bank, VRDN (b)	3,860	3,860
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series SG 03 160, 1.71% (Liquidity Facility Societe Generale) (b)(d)	44,500	44,500
		87,498
California - 8.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,125	5,125
Series FRRI 03 L12, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,400	4,400
Series PT 759, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,400	13,400
California Econ. Recovery Participating VRDN:
Series MS 930, 1.7% (Liquidity Facility Morgan Stanley) (b)(d)	10,000	10,000
Series MS 935, 1.7% (Liquidity Facility Morgan Stanley) (b)(d)	15,995	15,995
California Gen. Oblig.:
Participating VRDN Series LB 04 L71J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	9,875	9,875
RAN 3% 6/30/05	109,400	110,189
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.7% (Liquidity Facility Citibank NA, New York) (b)(d)	3,200	3,200
California Pub. Works Board Lease Rev. Participating VRDN Series MSTC 9052, 1.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,990	8,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.68%, VRDN (b)	$ 5,100	$ 5,100
Los Angeles Unified School District Participating VRDN:
Series PT 1855, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,040	14,040
Series Putters 488, 1.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	22,800	22,800
Series SG 162, 1.69% (Liquidity Facility Societe Generale) (b)(d)	14,205	14,205
Oakland Gen. Oblig. Participating VRDN Series MS 01 756, 1.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 2062, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,020	7,020
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 1.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,255	5,255
Turlock Irrigation District Rev. Participating VRDN Series ROC II R2035, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,995	7,995
Univ. of California Revs. Participating VRDN Series ROC II R283, 1.7% (Liquidity Facility Citibank NA) (b)(d)	11,760	11,760
		272,349
Colorado - 2.2%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.78%, LOC JPMorgan Chase Bank, VRDN (b)	1,520	1,520
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,720	4,720
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,795	10,795
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.81%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
(Catholic Health Initiatives Proj.) Series B1, 1.68% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	20,000	20,000
(Sisters of Charity Leavenworth Proj.) 1.68%, VRDN (b)	23,500	23,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,160	3,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	$ 3,930	$ 3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.78%, VRDN (b)	3,200	3,200
		75,325
Connecticut - 0.4%
Connecticut Spl. Tax Oblig. Rev. Participating VRDN Series MS 01 735, 1.7% (Liquidity Facility Morgan Stanley) (b)(d)	14,655	14,655
District Of Columbia - 1.2%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 214, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
TRAN 3.5% 9/30/05	32,100	32,475
District of Columbia Rev. (Defenders of Wildlife Proj.) 1.74%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		39,970
Florida - 4.1%
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,950	3,950
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSTC 01 161, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,300	3,300
Series SGA 03 138, 1.69% (Liquidity Facility Societe Generale) (b)(d)	4,100	4,100
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	7,130	7,130
Series MS 01 634, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	12,420	12,420
Series PT 1897, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,560	11,560
Florida Gen. Oblig. Participating VRDN Series ROC II 1000, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,565	7,565
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.71%, LOC Cr. Suisse First Boston Bank, VRDN (b)	10,400	10,400
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.7% tender 12/9/04, CP mode	5,810	5,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 1.7% (Liquidity Facility Suntrust Bank), VRDN (b)	$ 32,000	$ 32,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,690	6,690
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.78%, VRDN (b)	15,200	15,200
Palm Beach County Rev. (Benjamin Private School Proj.) 1.69%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,275	3,275
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	5,745	5,745
Univ. of North Florida Foundation, Inc. Rev. 1.73%, LOC Wachovia Bank NA, VRDN (b)	3,000	3,000
		136,645
Georgia - 4.0%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 1.69% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	8,195	8,195
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	3,300	3,300
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.69%, LOC Bank of America NA, VRDN (b)	14,495	14,495
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Lenox Pointe Proj.) Series 1996 A, 1.71%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
(Timber Trace Apts. Proj.) 1.69%, LOC Freddie Mac, VRDN (b)	10,750	10,750
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.71%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,560	13,560
Georgia Gen. Oblig. Participating VRDN:
Series Putters 493, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,415	15,415
Series Putters 494, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,795	3,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 B, 1.81% tender 12/1/04, LOC JPMorgan Chase Bank, CP mode	$ 3,000	$ 3,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 1.71% (Liquidity Facility Societe Generale) (b)(d)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,025	5,025
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	5,900	5,900
Med. Ctr. Hosp. Auth. Rev. (Spring Hbr. at Green Island Proj.) 1.67%, LOC Bank of Scotland, VRDN (b)	10,000	10,000
		135,150
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900	5,900
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2143, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,505	4,505
		10,405
Illinois - 11.7%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
Series BA 96 BB, 1.77% (Liquidity Facility Bank of America NA) (b)(d)	11,100	11,100
Series Merlots 97 E, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,125	3,125
Series MS 01 566, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series Putters 199, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,610	10,610
Series SGA 98, 1.72% (Liquidity Facility Societe Generale) (b)(d)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,715	2,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series PT 2357, 1.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 5,760	$ 5,760
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago Park District Participating VRDN Series Putters 521, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,700	5,700
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series EGL 03 15, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	2,800	2,800
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PT 2312, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,695	7,695
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series Merlots 97 V, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,660	4,660
Series MS 01 560, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	12,000	12,000
Cook County Gen. Oblig.:
Participating VRDN Series EGL 01 1302, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	16,850	16,850
Series 2004 E, 1.7% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	42,000	42,000
Du Page County Rev. (Morton Arboretum Proj.) 1.69%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,805	10,805
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 1.68%, LOC JPMorgan Chase Bank, VRDN (b)	3,500	3,500
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series Merlots 97 U, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,535	4,535
(Elmhurst College Proj.) 1.68%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Illinois Fin. Auth. Rev.:
(Central Dupage Hosp. Proj.) Series 2004 C, 1.67%, VRDN (b)	27,000	27,000
(Illinois Institute of Technology Proj.) 1.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 2,600	$ 2,600
Series EGL 01 1307, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	10,675	10,675
Series MS 98 143, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	13,560	13,560
Series PT 01 1760, 1.71% (Liquidity Facility BNP Paribas SA) (b)(d)	5,505	5,505
Series Putters 133, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	19,480	19,480
Series Putters 568, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	6,340	6,340
Series Putters 605, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,895	1,895
Series 2003 B, 1.7% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	5,000	5,000
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 1217, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,375	6,375
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.75% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Series EGL 01 1306, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	19,275	19,275
Series Merlots 01 A73, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,940	4,940
Series Merlots 02 A24, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,960	9,960
Series MSTC 9044, 1.73% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,355	7,355
Series MT 26, 1.71% (Liquidity Facility BNP Paribas SA) (b)(d)	5,850	5,850
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,510	4,510
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,240	3,240
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	14,850	14,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 5,400	$ 5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 1.71% (Liquidity Facility Societe Generale) (b)(d)	5,705	5,705
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 1.68%, LOC Lasalle Bank NA, VRDN (b)	6,000	6,000
		392,115
Indiana - 1.2%
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,035	1,035
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series 2003 I, 1.67% (Liquidity Facility Bank of Nova Scotia New York Agcy.), VRDN (b)	5,000	5,000
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.72% (Liquidity Facility Societe Generale) (b)(d)	7,435	7,435
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.74%, LOC Nat'l. City Bank, Indiana, VRDN (b)	3,100	3,100
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 L6, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
		39,120
Kansas - 0.8%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,300	3,300
Series 1985 C2, 1.7% tender 12/9/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. Participating VRDN Series Putters 324, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 11,930	$ 11,930
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 2004 38 Class A, 1.72% (Liquidity Facility Citibank NA) (b)(d)	4,735	4,735
		25,465
Kentucky - 1.2%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	9,100	9,100
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 1.79%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,900	4,900
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,450	4,450
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.73% tender 12/9/04, CP mode	13,800	13,800
Warren County Hosp. Facilities Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) 1.68%, LOC JPMorgan Chase Bank, VRDN (b)	8,200	8,200
		40,450
Louisiana - 0.6%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,855	5,855
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.9% tender 12/15/04, CP mode	3,400	3,400
(Dow Chemical Co. Proj.) Series 1994 B, 1.78%, VRDN (b)	10,000	10,000
		19,255
Maine - 0.6%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.66% (AMBAC Insured), VRDN (b)	14,400	14,400
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series Spears 107, 1.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,210	5,210
		19,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.6%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.95% tender 12/8/04, LOC Wachovia Bank NA, CP mode	$ 3,200	$ 3,200
Baltimore County Gen. Oblig. Series 1995, 1.87% 3/11/05, CP	4,300	4,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.9% tender 12/10/04, LOC Wachovia Bank NA, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 916, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,830	3,830
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy Krieger Institute Proj.) Series D, 1.72%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,000	4,000
		18,585
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 1.7% (Liquidity Facility Citibank NA) (b)(d)	8,100	8,100
Michigan - 2.9%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.77%, LOC Northern Trust Co., Chicago, VRDN (b)	5,300	5,300
Detroit City School District Participating VRDN Series Putters 388, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,775	1,775
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,195	5,195
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	3,900	3,900
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,585	2,585
Grand Rapids Pub. Schools 1.69%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000	2,000
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A2, 1.85%, LOC Comerica Bank, Detroit, VRDN (b)	9,200	9,200
Michigan Bldg. Auth. Rev. Participating VRDN:
Series MS 907, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	4,948	4,948
Series PT 2234, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,375	2,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.69% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 8,225	$ 8,225
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp. Proj.) 1.69%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,750	3,750
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,270	8,270
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	8,745	8,745
(Holland Home Oblig. Group Proj.) 1.7%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Series 1999, 1.68%, LOC Standard Fed. Bank, VRDN (b)	5,000	5,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.2%, VRDN (b)	500	500
2.3%, VRDN (b)	8,075	8,075
Plymouth-Canton Cmnty. School District Participating VRDN Series Putters 582, 1.68% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,485	2,485
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
		98,368
Minnesota - 2.2%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.75% (Liquidity Facility Morgan Stanley) (b)(d)	6,900	6,900
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,795	3,795
Minneapolis Rev. Bonds 1.75%, tender 4/14/05 (b)	10,095	10,095
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	7,300	7,300
Series PT 2408, 1.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,650	5,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota:
Series 1999 A, 1.73% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	$ 15,260	$ 15,260
Series 2001 C, 1.73% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,700	24,700
		73,700
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	3,390	3,390
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	3,600	3,600
Series Putters 138, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	9,950	9,950
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.72% (MBIA Insured), VRDN (b)	7,600	7,600
		24,540
Missouri - 0.5%
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,065	8,065
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Assemblies of God College Proj.) Series 2001, 1.69%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,110	5,110
		18,175
Nebraska - 0.6%
Douglas County School District #1 Participating VRDN Series ROC II R4058, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,395	7,395
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	8,265	8,265
		20,655
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.2%
Carson City Hosp. Rev. (Carson-Tahoe Hosp. Proj.) Series B, 1.67%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 10,500	$ 10,500
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,505	19,505
Clark County School District Participating VRDN Series PT 1721, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,585	5,585
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.72% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
		41,590
New Jersey - 2.1%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	37,400	37,400
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 030034, 1.7% (Liquidity Facility Citibank NA, New York) (b)(d)	3,500	3,500
Series PA 958P, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series PT 2402, 1.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,100	6,100
Univ. of Medicine & Dentistry Series 2002 B, 1.67% (AMBAC Insured), VRDN (b)	22,325	22,325
		70,325
New Jersey/Pennsylvania - 0.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series PA 606, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
Series SGA 89, 1.75% (Liquidity Facility Societe Generale) (b)(d)	7,500	7,500
		11,500
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Participating VRDN Series MS 949, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
New York - 5.7%
Battery Park City Auth. Rev. Participating VRDN Series PT 2057, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,365	5,365
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 522, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,600	10,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN: - continued
Series PA 996, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,900	$ 4,900
New York City Gen. Oblig. Participating VRDN:
Series PT 962, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,405	16,405
Series ROC II 251, 1.74% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	8,000	8,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.73%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (b)	9,500	9,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 0015, 1.69% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series EGL 04 27 Class A, 1.69% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
Series EGL 04 36 Class A, 1.69% (Liquidity Facility Citibank NA) (b)(d)	6,500	6,500
Series PT 2114, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,635	12,635
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 1.69% (Liquidity Facility Societe Generale) (b)(d)	15,500	15,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series PA 1196, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,795	5,795
Series PT 746, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series PT 2012, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Series PT 2108, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,125	7,125
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series PT 2090, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series PT 1922, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57, 1.69% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 9,880	$ 9,880
New York Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R2052, 1.69% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,180	5,180
Sales Tax Asset Receivables Corp. Participating VRDN Series EGL 04 48 Class A, 1.69% (Liquidity Facility Citibank NA) (b)(d)	9,400	9,400
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 1907, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,370	5,370
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 1.69% (Liquidity Facility Citibank NA, New York) (b)(d)	7,200	7,200
Series EGL 03 0055, 1.69% (Liquidity Facility Citibank NA, New York) (b)(d)	10,000	10,000
		189,855
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 030059, 1.69% (Liquidity Facility Citibank NA, New York) (b)(d)	7,870	7,870
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	2,800	2,800
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,165	6,165
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 1.78% 3/4/05, CP	17,728	17,728
North Carolina Gen. Oblig. Participating VRDN Series PT 2206, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000	8,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 1.69% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	6,755	6,755
		38,648
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,550	6,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.2%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,670	$ 5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.77% (AMBAC Insured), VRDN (b)	6,825	6,825
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.77% (AMBAC Insured), VRDN (b)	2,300	2,300
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 1.68%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,000	10,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.75%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Hamilton County Econ. Dev. Rev. (Contemporary Arts Ctr. Proj.) 1.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000	2,000
Hamilton County Health Care Facilities Rev. (Twin Towers & Twin Lakes Proj.) Series B, 1.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.77%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	15,270	15,270
Ohio Bldg. Auth. Participating VRDN Series PT 1824, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,095	1,095
Ohio Gen. Oblig. Participating VRDN Series Putters 389, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,990	1,990
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.7% (Liquidity Facility Morgan Stanley) (b)(d)	5,200	5,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Cleveland Elec. Illuminating Co. Proj.) Series 1997 B, 1.68%, LOC Barclays Bank PLC, VRDN (b)	2,650	2,650
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.73%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,500	8,500
		73,500
Oregon - 0.7%
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	10,800	10,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 5,945	$ 5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		22,155
Pennsylvania - 3.1%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (b)	8,600	8,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.72%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) Series 2001 A, 1.75% tender 2/16/05, LOC Wachovia Bank NA, CP mode	5,100	5,100
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.73%, LOC Bank of New York, New York, VRDN (b)	4,900	4,900
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 1.7%, LOC Wachovia Bank NA, VRDN (b)	15,000	15,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,500	6,500
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,000	1,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series AAB 03 24, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	2,300	2,300
Series Putters 371Z, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,100	2,100
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R4552, 1.71% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,605	2,605
Philadelphia Auth. Indl. Dev. Lease Rev. Participating VRDN Series PA 1222, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,100	9,100
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	2,600	2,619
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District TRAN 3% 6/30/05	$ 15,900	$ 16,026
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 1.69% (Liquidity Facility Societe Generale) (b)(d)	20,000	20,000
		105,650
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,730	3,730
South Carolina - 2.4%
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	6,000	6,000
Charleston County School District TAN 2.5% 4/15/05	9,000	9,019
Charleston Wtrwks. & Swr. Rev. Series A, 1.71% (Liquidity Facility Bank of America NA), VRDN (b)	9,000	9,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,455	6,455
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,800	5,800
Series Putters 252, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,905	14,905
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,865	7,865
Series Putters 316, 1.69% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,480	2,480
Series Putters 590, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,650	2,650
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 2/8/05, CP mode	4,600	4,600
York County School District #4 Participating VRDN Series TOC 04 F, 1.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,870	5,870
		81,194
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,215	$ 6,215
Tennessee - 1.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,900	5,900
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,525	6,525
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 879, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	9,245	9,245
Series MS 976, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	4,300	4,300
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,125	2,125
Shelby County Gen. Oblig. Participating VRDN Series EGL 01 4201, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	10,640	10,640
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Saint Benedict Auburndale School Proj.) 1.72%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,000	5,000
		48,730
Texas - 16.6%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.72% (Liquidity Facility Societe Generale) (b)(d)	9,680	9,680
Austin Independent School District TRAN 1.95% 8/31/05	3,250	3,250
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.75% (Liquidity Facility Bank of America NA) (b)(d)	4,750	4,750
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,595	2,595
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000	5,000
Series ROC II R4514, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,530	5,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Independent School District Participating VRDN Series SG 02 166, 1.71% (Liquidity Facility Societe Generale) (b)(d)	$ 20,120	$ 20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.72% (Liquidity Facility Societe Generale) (b)(d)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.72% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Gen. Oblig. 1.83% 12/15/04, CP	10,000	10,000
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 1.72% (Liquidity Facility Societe Generale) (b)(d)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,585	9,585
Garland Independent School District Participating VRDN:
Series Putters 551, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,645	1,645
Series Putters 572, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,300	2,300
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.71% (Liquidity Facility Societe Generale) (b)(d)	6,575	6,575
Harris County Flood District Cont. Ctfs. of Prtn. Series F:
1.83% 3/10/05, LOC Landesbank Hessen-Thuringen, CP	1,500	1,500
1.85% 3/10/05, LOC Landesbank Hessen-Thuringen, CP	1,500	1,500
Harris County Gen. Oblig. Participating VRDN:
Series ROC II R1029, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,475	3,475
Series Spears 103, 1.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,000	5,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	6,200	6,200
Harris County Hosp. District Rev. Bonds Series PT 726, 1.35%, tender 12/9/04 (Liquidity Facility BNP Paribas SA) (b)(d)(e)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	12,475	12,475
Series SG 03 161, 1.72% (Liquidity Facility Societe Generale) (b)(d)	18,435	18,435
Houston Gen. Oblig. Participating VRDN:
Series LB 2004 L41, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	14,660	14,660
Series PT 969, 1.71% (Liquidity Facility DEPFA BANK PLC) (b)(d)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Participating VRDN: - continued
Series Putters 489, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,700	$ 2,700
Houston Health Facilities Dev. Corp. Retirement Facility Rev. (Buckingham Sr. Living Cmnty. Proj.) Series C, 1.67%, LOC Lasalle Bank NA, VRDN (b)	8,000	8,000
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	12,050	12,050
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,470	7,470
Series Spears 102, 1.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,485	5,485
Series Spears 113, 1.71% (Liquidity Facility Deutsche Bank Ag New York Bnch) (b)(d)	8,035	8,035
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,790	3,790
Series MS 00 427, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	8,245	8,245
Series MS 00 495, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	6,038	6,038
Series SG 120, 1.71% (Liquidity Facility Societe Generale) (b)(d)	15,495	15,495
Series Stars 40, 1.71% (Liquidity Facility BNP Paribas SA) (b)(d)	10,700	10,700
Irving Independent School District Participating VRDN Series ROC II R2028, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,380	3,380
Katy Independent School District Series 2004 C, 1.7% (Permanent School Fund of Texas Guaranteed), VRDN (b)	13,100	13,100
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,235	4,235
Mesquite Independent School District Participating VRDN Series PT 1386, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,525	8,525
Midlothian Independent School District Participating VRDN Series PT 2179, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,645	$ 5,645
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 1.71% (Liquidity Facility Societe Generale) (b)(d)	23,940	23,940
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.88% tender 1/10/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Round Rock Independent School District Participating VRDN Series MS 01 578, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	3,875	3,875
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	2,995	2,995
Series ROC II R3011, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,360	7,360
Series SG 101, 1.71% (Liquidity Facility Societe Generale) (b)(d)	11,475	11,475
Series SG 107, 1.71% (Liquidity Facility Societe Generale) (b)(d)	5,160	5,160
1.73% (Liquidity Facility Bank of America NA), VRDN (b)	51,000	51,000
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.71%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,900	3,900
Participating VRDN Series EGL 01 4311, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,000	4,000
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,505	10,505
Series PT 1610, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,755	6,755
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,915	3,915
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series LB 04 L62J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 5,875	$ 5,875
Series LB 04 L66, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,300	3,300
Series ROC II R4020, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,575	3,575
TRAN 3% 8/31/05	13,600	13,734
Texas Pub. Fin. Auth. Series 2002 B, 1.78% 3/4/05 (Liquidity Facility Texas Gen. Oblig.), CP	4,550	4,550
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series PT 2183, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,860	11,860
Series SGA 00 104, 1.72% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,065	4,065
Univ. of North Texas Univ. Rev. 1.87% 3/11/05, CP	4,000	4,000
Univ. of Texas Univ. Revs. Participating VRDN Series PT 2423, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,950	15,950
		557,952
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	13,800	13,800
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,800	2,800
Hampton Roads Reg'l. Jail Auth. Participating VRDN Series Putters 569, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,285	2,285
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.75% tender 12/10/04, CP mode	3,700	3,700
1.75% tender 12/20/04, CP mode	4,000	4,000
1.8% tender 12/9/04, CP mode	4,000	4,000
1.85% tender 12/7/04, CP mode	4,000	4,000
1.95% tender 1/14/05, CP mode	2,800	2,800
Series 1987, 1.85% tender 1/14/05, CP mode	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,400	$ 5,400
Series Putters 134, 1.69% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	6,965	6,965
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	8,400	8,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN Series ROC II R 6027, 1.72% (Liquidity Facility Citibank NA) (b)(d)	3,400	3,400
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.69% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,185	4,185
		53,035
Washington - 6.0%
Benton County School District #400 Richland Participating VRDN Series PT 1888, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,535	6,535
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	4,095	4,095
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,785	5,785
Series PT 615, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,255	16,255
Series PT 982, 1.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,380	6,380
Series Putters 248, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,310	9,310
Series PT 2248, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,590	5,590
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,900	1,900
Series MS 01 554, 1.71% (Liquidity Facility Morgan Stanley) (b)(d)	9,715	9,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.74%, LOC Bank of America NA, VRDN (b)	$ 7,955	$ 7,955
Pierce County School District #3 Puyallup Participating VRDN:
Series PT 2136, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
Series Putters 415, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,275	4,275
Port of Seattle Rev. Series 2001 A1, 1.78% 3/4/05, LOC Bank of America NA, CP	5,375	5,375
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,800	6,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 1.74% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,905	9,905
Series ROC II R2055, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,650	6,650
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,975	4,975
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,795	7,795
Tacoma Gen. Oblig. Series 2002 B, 1.88% 3/10/05, LOC Bank of America NA, CP	3,000	3,000
Washington Gen. Oblig. Participating VRDN:
Series 1998 C, 1.75% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series EGL 96 4701, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Series EGL 98 4703, 1.72% (Liquidity Facility Citibank NA, New York) (b)(d)	9,900	9,900
Series Macon 04 D, 1.75% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series PT 1937, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,800	12,800
Series PT 2231, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,120	15,120
Series Putters 438Z, 1.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value 000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series SGA 35, 1.72% (Liquidity Facility Societe Generale) (b)(d)	$ 8,990	$ 8,990
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,100	6,100
		202,955
Wisconsin - 2.2%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,600	4,600
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,015	6,015
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.78%, VRDN (b)	3,300	3,300
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 1231, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,540	15,540
Series PT 2076, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
Series 2000 A, 1.75% 12/9/04, CP	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Series PT 761, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	10,385	10,385
Series PT 917, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960	5,960
(Wheaton Franciscan Svcs. Proj.) Series 1997, 1.66%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,900	15,900
		73,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Other - 0.6%
Fidelity Tax-Free Cash Central Fund, 1.68% (a)(c)	$ 21,619	$ 21,619
TOTAL INVESTMENT PORTFOLIO - 98.2%		3,298,998
NET OTHER ASSETS - 1.8%		59,060
NET ASSETS - 100%		$ 3,358,058
Total Cost for Federal Income Tax Purposes $ 3,298,998
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,480,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	11/26/01	$ 4,095
Harris County Hosp. District Rev. Bonds Series PT 726, 1.35%, tender 12/9/04 (Liquidity Facility BNP Paribas SA)	1/23/03	$ 4,995
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,390

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005